CONDENSED CONSOLIDATED BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 453,151
Prepaid expense	21,215
Prepaid insurance	61,846
Total Current Assets	536,212
Investments held in Trust Account	117,320,973
Total assets	117,857,185
Current Liabilities
Accrued expense	125,972
Franchise tax payable	164,008
Total Current Liabilities	289,980
Warrant liabilities	4,851,668
Deferred underwriter fee payable	4,025,000
Extension loan	0
Total liabilities	9,166,648
Commitments and Contingencies
Class A Common Stock subject to possible redemption; 11,500,000 shares at redemption value of $10.40 and $10.20 as of September 30, 2022 and December 31, 2021, respectively	117,300,000
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 share authorized; none issued and outstanding
Additional paid-in capital	0
Accumulated deficit	(8,609,810)
Total Stockholders' Deficit	(8,609,463)
Total Liabilities and Stockholders' Deficit	117,857,185
Class A common stock [Member]
Stockholders' Deficit
Common stock	59
Class B common stock [Member]
Stockholders' Deficit
Common stock	$ 288